Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2022
Prospectus Date	rr_ProspectusDate	Dec. 16, 2021
The Gen Z ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Generation Z ETF,
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Principal Investment Strategies section in the Summary Prospectus and the Prospectus are each hereby amended by removing and replacing the first two paragraphs following the paragraph entitled “4. Gen Z Values” as follows:

The sub-scores for each analyzed company are then aggregated to derive its Gen Z Score. The prospective companies are then ranked by their Gen Z Scores. The scoring system is meant to provide an indicative level of Gen Z relevance. The companies with the highest Gen Z Scores, typically 40-60 companies, (“Top Ranked Gen Z Score Companies”) are then further analyzed by the Sub-Adviser. Based on the Sub-Adviser’s subjective analysis, it may adjust companies’ Gen Z Scores. In addition, the Sub-Adviser may exclude a Top Ranked Gen Z Score Company if, in the Sub-Adviser’s view, the company is experiencing, or is likely to experience, material financial, reputational, legal, or regulatory issues. For example, the Sub-Adviser may eliminate a company that has disclosed a significant accounting error. If a company is excluded (either by falling out of the Top Ranked Gen Z Score Companies or otherwise), the Sub-Adviser will review the next highest ranked company(ies) for potential inclusion in the Fund’s portfolio.

Once the final Top Ranked Gen Z Score Companies are selected, the Sub-Advisor generally weights each company in the Fund’s portfolio based on the strength of its Gen Z Score. However, at the time of initial purchase or reallocation, a company may not exceed 5% of the Fund’s portfolio.

The Prospectus is hereby amended and supplemented with the following disclosure to be included under the heading “Additional Information about the Fund’s Investment Objective and Strategies.”

Cryptocurrency Exposure. The Fund may invest, to a limited extent, not to exceed 3% of the Fund’s assets at the time of investment, in other investment companies that, in turn, invest directly in cryptocurrencies, such as bitcoin, via physical cryptocurrency coins or that otherwise invest indirectly in cryptocurrencies, such as bitcoin, via bitcoin futures (collectively “Underlying Funds”).

For example, an Underlying Fund that invests directly may purchase physical bitcoin, which is a physical “coin” with actual bitcoin loaded unto the coin.

In contrast, an Underlying Fund that invests indirectly may purchase bitcoin futures contracts, which are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. Bitcoin Futures are financially settled, which means that one party agrees to buy bitcoin from another party at a later date at a price and quantity agreed upon when the contract is made, but instead of taking physical delivery of bitcoin at the later date, settlement occurs in a dollar amount that is equivalent to the amount of bitcoin previously agreed upon. The contractual obligations of a Bitcoin Futures buyer or seller may generally be satisfied by financial settlement or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Prospectus is further amended and supplemented with the following disclosure to be included under the heading “Additional Information about the Fund’s Risks”

Underlying Funds Risk. Because the Fund may invest in other investment companies, the Fund’s investment performance will, in part, depend on the investment performance of any Underlying Fund. An investment in the Fund is subject to the risks associated with the underlying funds in which the Fund invests. The Fund will indirectly pay a proportional share of the expenses of the funds in which it invests (which may include operating expenses and management fees), which are identified in the fee schedule in the Fund Summary section above as “Acquired Fund Fees and Expenses.”

The Prospectus is further amended and supplemented with the following disclosure to be included under the heading “Additional Information about the Fund’s Risks”

The Statement of Additional Information is hereby amended and supplemented with the following disclosure to be included under the heading “Investment Objective, Investment Strategies And Risks.”

Cryptocurrency Risk. Cryptocurrencies are highly volatile and their markets are sensitive to new developments, and since volumes are still maturing, any significant changes in market sentiment (by way of sensationalism in the media or otherwise) can induce large swings in volume and subsequent price changes. Such volatility can adversely affect an Underlying Fund’s NAV and, in turn, the Fund’s NAV.

As an alternative to fiat currencies that are backed by governments, cryptocurrencies are subject to supply and demand forces based upon the desirability of an alternative, decentralized means of buying and selling goods and services, and it is unclear how such supply and demand will be impacted by geopolitical events. Nevertheless, political or economic crises may motivate large-scale acquisitions or sales of cryptocurrency either globally or locally. Large-scale purchases or sales of one or more cryptocurrencies could result in movements in the price of cryptocurrencies and could negatively or positively impact the value of the Fund’s investments. Because cryptocurrencies are generally not backed by a government (except for El Salvador, whose government adopted Bitcoin as legal tender in 2021), they are not subject to the protections that apply to other currencies. For instance, no government can be expected to bolster the value of a cryptocurrency in case of a crash in its value.

To the extent that future regulatory actions or policies limit or enhance the ability to exchange cryptocurrencies or utilize them for payments, the demand for cryptocurrencies may be reduced or increased. Furthermore, regulatory actions may limit the ability of end-users to convert cryptocurrencies into fiat currency (e.g., U.S. Dollars) or use cryptocurrencies to pay for goods and services. Cryptocurrencies currently faces an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union, China and Russia. Some foreign jurisdictions have banned cryptocurrencies as a means of payment. Most regulatory bodies have not yet issued official statements regarding intention to regulate or determinations on regulation of cryptocurrencies, industry participants, and users. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the cryptocurrency networks and their users, particularly cryptocurrencies exchanges and service providers that fall within such jurisdictions’ regulatory scope. Those laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of cryptocurrency by users, merchants and service providers outside of the United States and may therefore impede the growth of the cryptocurrency economy. The effect of any future regulatory change on cryptocurrency is impossible to predict, but the changes could be substantial and adverse to value of the Fund’s investments. Current and future legislation, governmental and regulatory rulemaking and other regulatory developments may affect how cryptocurrencies are classified (e.g., as a security, property, commodity, currency, etc.) and regulated.

The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies or cryptocurrencies other than those held by a GBTC.

Bitcoin & Cryptocurrency Futures Risks.

An Underlying Fund that invests Bitcoin (or other cryptocurrency) futures (collectively, “Bitcoin Futures”) is exposed to all of the following risks. To the extent the Fund invests in an Underlying Fund that invests in Bitcoin Futures, the Fund is also exposed to all of the following risks:

•	Bitcoin and Bitcoin Futures are relatively new asset classes and bitcoin is subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in an Underlying Fund, and may adversely affect the ability of the Underlying Fund to buy and sell Bitcoin Futures or achieve its investment objective.

•	Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin.

•	The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid.

•	In some cases, the near month bitcoin futures contract’s price can be lower than later expiring contracts’ prices (a situation known as “contango” in the futures markets). In the event of a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, this could have a significant negative impact on the Underlying Fund’s NAV and total return, and the Fund could incur a partial or total loss of the Fund’s investment in the Underlying Fund.

•	Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that will limit an Underlying Fund’s ability to invest the proceeds of baskets in Bitcoin Futures. Position limits, accountability limits and dynamic price fluctuation limits may cause tracking error or may impair an Underlying Fund’s ability to meet its investment objective. Bitcoin Futures also are subject to relatively high initial margin requirements that may limit the Underlying Fund’s ability to achieve its desired investment exposure and may require the Underlying Fund to liquidate its position when it otherwise would not do so.

•	When a Bitcoin Futures contract is nearing expiration, an Underlying Fund will generally sell it and use the proceeds to buy a Bitcoin Futures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of an Underlying Fund, and, in turn, the Fund.

Bitcoin and the Bitcoin Network Risks.

An Underlying Fund that invests Bitcoin Futures is also exposed to all of the following risks. To the extent the Fund invests in an Underlying Fund that invests in Bitcoin Futures, the Fund is also exposed to all of the following risks:

•	Bitcoin and other cryptocurrencies are a new and developing asset class subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Underlying Fund, or the ability of an Underlying Fund to continue to implement its investment strategy.

•	Digital assets such as bitcoin were introduced only within the past decade, and the medium-to-long term value of the Shares is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.

•	The value of the Shares depends on the development and acceptance of the Bitcoin network. The slowing or stopping of the development or acceptance of the Bitcoin network may adversely affect an investment in an Underlying Fund, and, in turn, the Fund.

•	New competing digital assets may pose a challenge to bitcoin’s current market position, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and Bitcoin Futures, and thus a negative impact on the performance of an Underlying Fund, and, in turn, the Fund.

•	If one or a coordinated group of miners were to gain control of more than 50% of the Bitcoin network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin.

•	There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has thus far been created. There are no regulations in place that would prevent a large holder of bitcoin from selling their bitcoin. Such bitcoin sales may adversely affect the price of bitcoin and Bitcoin Futures, and, in turn, the Fund.

•	Unlike the exchanges for more traditional assets, like equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin, and in turn, investors in Bitcoin Futures, may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

•	The open-source nature of the Bitcoin network may result in “forks,” or changes to the underlying code of bitcoin that result in the creation of new, separate digital assets. A fork may result in significant and unexpected declines in the value of bitcoin, Bitcoin Futures, and an Underlying Fund, and, in turn, the Fund.

Change in Fund Website Address

All references to the Fund’s website address in the Prospectus and Statement of Additional Information are changed to: www.genz-etf.com

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Generation Z ETF,

a series of Alpha Architect ETF Trust

(the “Fund”)

March 28, 2022

Supplement to the

Summary Prospectus dated December 16, 2021 and the Prospectus and Statement of Additional Information dated December 13, 2021

The Summary Prospectus and Prospectus are each hereby amended and supplemented with the following updated Annual Fund Operating Expenses table and Example.

The Gen Z ETF | The Gen Z ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 202

[1]	Other Expenses are estimated for the current fiscal year.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. AFFE has been restated to reflect current fees.